Related party transactions - Pension plans (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Pension plans
Disclosure of transactions between related parties [line items]
Professional fees	£ 3	£ 14	£ 15